Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Operating segment (in segment) | segment	1		1
Reportable segment (in segment) | segment	1		1
Amount of insurance coverage limit	$ 250,000		$ 250,000
Extended warranty	2 years		1 year
Customer deposits	$ 7,721,542		$ 8,130,324	$ 8,326,469
Deferred revenue	2,766,821		3,672,501	7,864,392
Accounts receivable gross	168,895		47,428	138,541
Allowance for doubtful accounts	11,701		2,406	138,541
Net trade accounts receivable	157,194		45,022
Inventory	10,439,696		11,181,806	9,607,766
Advertising and marketing costs	290,879	$ 343,409	1,171,696	641,831
Unrecognized tax benefits	0		0	0
Accrued for interest
Percentage of deferred revenue			50.00%
Impairments
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration percentage	25.00%		25.00%
Estimated useful life	5 years		5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration percentage	50.00%		50.00%
Estimated useful life	15 years		15 years
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue	10.00%		10.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue	99.00%		84.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue			10.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue			84.00%	10.00%